Unlimited HFND Multi-Strategy Return Tracker ETF

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.4%
Invesco CurrencyShares British Pound Sterling Trust	10,593	$1,267,750
Invesco CurrencyShares Canadian Dollar Trust (1)	17,518	1,263,398
Invesco DB Agriculture Fund (1)	119,433	2,443,599
Invesco DB Base Metals Fund	38,740	684,536
Invesco Senior Loan ETF (1)	129,495	2,667,597
iShares Convertible Bond ETF (1)	44,087	3,192,340
iShares Gold Trust (2)	27,444	1,020,917
iShares J.P. Morgan EM High Yield Bond ETF (1)	39,072	1,330,792
iShares MSCI Australia ETF (1)	117,892	2,578,298
iShares MSCI China ETF	14,855	642,330
iShares MSCI Japan ETF	23,627	1,402,026
Materials Select Sector SPDR Fund	9,336	700,387
Real Estate Select Sector SPDR Fund (1)	53,816	1,939,529
SPDR Bloomberg High Yield Bond ETF (1)	42,780	3,886,135
SPDR Bloomberg Short Term High Yield Bond ETF (1)	52,576	1,284,432
SPDR S&P Retail ETF	26,418	1,501,599
Vanguard FTSE Emerging Markets ETF (1)	123,926	4,839,310
Vanguard FTSE Europe ETF	38,804	2,336,777
Vanguard Mid-Cap ETF (1)	11,631	2,370,165
Vanguard Mortgage-Backed Securities ETF (1)	131,606	6,081,513
Vanguard Russell 2000 ETF	20,121	1,411,690
Vanguard Short-Term Corporate Bond ETF (1)	52,521	3,988,970
Vanguard Total World Stock ETF (1)	79,807	7,363,792
Vanguard US Momentum Factor ETF	6,937	776,389
Vanguard Value ETF (1)	8,040	1,083,551
Total Exchange Traded Funds
(Cost $58,044,460)		58,057,822

Short-Term Investments - 9.4%
Money Market Funds - 9.4%
First American Government Obligations Fund, Class X, 4.968% (3)	5,512,303	5,512,303
Total Short-Term Investments
(Cost $5,512,303)		5,512,303

Total Investments in Securities - 108.8%
(Cost $63,556,763)		63,570,125
Liabilities in Excess of Other Assets - (8.8)%		(5,154,696)
Total Net Assets - 100.0%		$58,415,429

(1)	All or a portion of the assets have been committed as collateral for open securities sold short.
(2)	Non-income producing security.
(3)	The rate shown is the annualized seven-day effective yield as of May 31, 2023.

Unlimited HFND Multi-Strategy Return Tracker ETF

SCHEDULE OF SECURITIES SOLD SHORT at May 31, 2023 (Unaudited)

	Shares	Value
Exchange Traded Funds - 14.3%
Health Care Select Sector SPDR Fund	8,215	$1,050,123
Invesco CurrencyShares Euro Currency Trust	12,674	1,251,051
Invesco CurrencyShares Japanese Yen Trust (1)	18,612	1,243,468
Invesco CurrencyShares Swiss Franc Trust (1)	12,790	1,250,222
iShares TIPS Bond ETF	14,143	1,531,687
Technology Select Sector SPDR Fund	7,033	1,155,381
Vanguard Long-Term Treasury ETF	13,314	847,969
Total Exchange Traded Funds
(Proceeds $8,365,871)		$8,329,901

(1) Non-income producing securities.

Summary of Fair Value Exposure at May 31, 2023 (Unaudited)

The Unlimited HFND Multi-Strategy Return Tracker ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of May 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$58,057,822	$-	$-	$58,057,822
Short-Term Investments	5,512,303	-	-	5,512,303
Total Investments in Securities	$63,570,125	$-	$-	$63,570,125

Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,329,901	$–	$–	$8,329,901
Total Securities Sold Short	$8,329,901	$–	$–	$8,329,901